ACCOUNTING POLICIES & GOING CONCERN (Policies)	6 Months Ended
Jun. 30, 2022
ACCOUNTING POLICIES & GOING CONCERN
Going concern

Going concern

TORM monitors its funding position throughout the year to ensure that it has access to sufficient funds to meet its forecast cash requirements, including newbuilding and loan commitments, and to monitor compliance with the financial covenants within its loan facilities. As of 30 June 2022, TORM’s available liquidity including undrawn facilities was USD 240.4m, including a total cash position of USD 157.7m (including restricted cash of USD 24.4m), USD 45.0m undrawn credit facility and USD 37.7m available lease facility. TORM’s net interest-bearing debt was USD 894.0m, and the net loan-to-value ratio was 42.5%. TORM performs sensitivity calculations to reflect different scenarios including, but not limited to, future freight rates and vessel valuations in order to identify risks to future liquidity and covenant compliance and to enable Management to take corrective actions, if required.

NOTE 10 - continued

The sensitivity calculations are similar to those applied in connection with covenant testing in the Annual Report 2021. The principal risks and uncertainties facing TORM are set out on page 12.

TORM continues to pay special attention to the significantly increased geopolitical risk following Russia’s invasion of Ukraine in February 2022 and the associated effects on the product tanker market and to a smaller extent than earlier the global development in COVID-19. The financial impact going forward is uncertain, but TORM currently expects that the possible effects are covered within the sensitivity calculations.

The Board of Directors has considered TORM’s cash flow forecasts and the expected compliance with TORM’s financial covenants for a period of not less than 12 months from the date of approval of this interim report. Based on this review, the Board of Directors has a reasonable expectation that, taking into account reasonably possible changes in trading performance and vessel valuations, TORM will be able to continue in operational existence and comply with its financial covenants for the next 12 months. Accordingly, TORM continues to adopt the going concern basis in preparing its financial statements.